OPERATING SEGMENTS - Revenue by Product (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Revenue (as a percent)	100.00%	100.00%
Gold
Disclosure of products and services [line items]
Revenue (as a percent)	88.00%	76.00%
Silver
Disclosure of products and services [line items]
Revenue (as a percent)	10.00%	19.00%
Lead
Disclosure of products and services [line items]
Revenue (as a percent)	1.00%	3.00%
Zinc
Disclosure of products and services [line items]
Revenue (as a percent)	1.00%	2.00%